Convertible Preferred Stock (Tables)	12 Months Ended
Dec. 31, 2018
Equity [Abstract]
Authorized, Issued, and Outstanding Shares of Convertible Preferred Stock

The authorized, issued, and outstanding shares of convertible preferred stock at December 31, 2017 and December 31, 2018 were as follows:

	December 31, 2017
Series	Shares Authorized, Issued, and Outstanding	Aggregate Liquidation Preference	Carrying Value
Series A convertible preferred stock	7,404,248	$3,480	$3,455
Series B convertible preferred stock	12,314,885	17,980	17,918
Series C convertible preferred stock	19,416,645	45,000	44,788

Total	39,135,778	$66,460	$66,161

	December 31, 2018
Series	Shares Authorized, Issued, and Outstanding	Aggregate Liquidation Preference	Carrying Value
Series A convertible preferred stock	7,404,248	$3,480	$3,455
Series B convertible preferred stock	12,314,885	17,980	17,918
Series C convertible preferred stock	19,416,645	45,000	44,788
Series D convertible preferred stock	26,288,123	80,000	79,755

Total	65,423,901	$146,460	$145,916